Debt (Term Loan Agreement) (Narrative) (Details) $ in Millions			1 Months Ended	12 Months Ended
	Feb. 02, 2018 USD ($)	Sep. 29, 2017 USD ($)	Nov. 15, 2016 USD ($)	Dec. 31, 2017 USD ($)
Term Loan [Member]
Debt Instrument [Line Items]
Face amount or capacity of debt (in millions)			$ 10,000
Credit agreement - initiation date			Nov. 15, 2016
Credit Agreement - Amendment Date			Feb. 02, 2018
Ratio of net debt to EBITDA covenant			3.5 to 1
Number of creditors			20
Credit agreement - term description	On February 2, 2018 we amended the Term Loan to extend the commitment termination date to December 31, 2018 and increase the commitments to $16,175.
Term Loan [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Face amount or capacity of debt (in millions)	$ 16,175
Credit agreement - initiation date	Feb. 02, 2018
Credit agreement - maturity date	Dec. 31, 2018
Credit agreement - advances outstanding	$ 0
Ratio of net debt to EBITDA covenant	3.5 to 1
Credit agreement - base rate	• at a variable annual rate equal to: (1) the highest of (a) the prime rate of JPMorgan Chase Bank, N.A., (b) 0.5% per annum above the federal funds rate, and (c) the LIBOR rate applicable to dollars for a period of one month plus 1.00%, plus (2) an applicable margin, as set forth in the Term Loan (the “Applicable Margin for Base Advances (Term Loan)”); or • at a rate equal to: (i) LIBOR (adjusted upwards to reflect any bank reserve costs) for a period of one, two, three or six months, as applicable, plus (ii) an applicable margin, as set forth in the Term Loan (the “Applicable Margin for Eurodollar Rate Advances (Term Loan)”).
Tranche A Commitment [Member]
Debt Instrument [Line Items]
Face amount or capacity of debt (in millions)		$ 750
Credit agreement - initiation date		Sep. 29, 2017
Debt Instrument, Maturity Date Range, End				Jan. 31, 2018
Credit agreement - advances outstanding				$ 0
Ratio of net debt to EBITDA covenant				3.5 to 1
Credit agreement - base rate				• at a variable annual rate equal to (1) the highest of: (a) the base rate of Scotiabank, (b) 0.50% per annum above the federal funds rate, and (c) the ICE Benchmark Administration Limited Settlement Rate applicable to U.S. dollars for a period of one month plus 1.00% per annum, plus (2) an applicable margin (as set forth in the Nova Scotia Credit Agreement); or • at a rate equal to: (i) LIBOR for a period of three or six months, as applicable, plus (ii) an applicable margin (as set forth in the Nova Scotia Credit Agreement).
Tranche A Commitment [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Face amount or capacity of debt (in millions)	$ 8,087
Credit agreement - initiation date	Nov. 15, 2016
Credit Agreement - Amendment Date	Feb. 02, 2018
Credit agreement - maturity date	Dec. 31, 2018
Credit agreement - advances outstanding	$ 0
Ratio of net debt to EBITDA covenant	3.5 to 1
Credit agreement - base rate	• at a variable annual rate equal to: (1) the highest of (a) the prime rate of JPMorgan Chase Bank, N.A., (b) 0.5% per annum above the federal funds rate, and (c) the LIBOR rate applicable to dollars for a period of one month plus 1.00%, plus (2) an applicable margin, as set forth in the Term Loan (the “Applicable Margin for Base Advances (Term Loan)”); or • at a rate equal to: (i) LIBOR (adjusted upwards to reflect any bank reserve costs) for a period of one, two, three or six months, as applicable, plus (ii) an applicable margin, as set forth in the Term Loan (the “Applicable Margin for Eurodollar Rate Advances (Term Loan)”).
Credit agreement - term description	Repayment of all advances with respect to Tranche A must be made no later than two years and six months after the date on which such advances are made.
Tranche A Commitment [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Credit agreement - commitment fee percentage				0.07%
Tranche A Commitment [Member] | Base Rate [Member] | Additional Margin Upon Default [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate				2.00%
Tranche A Commitment [Member] | Base Rate [Member] | High Credit Rating [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate	0.00%
Credit agreement - commitment fee percentage	0.09%
Tranche A Commitment [Member] | Base Rate [Member] | High Credit Rating [Member] | Additional Margin Upon Default [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate	2.00%
Tranche A Commitment [Member] | Base Rate [Member] | Moderate Credit Rating [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate	0.125%
Credit agreement - commitment fee percentage	0.10%
Tranche A Commitment [Member] | Base Rate [Member] | Moderate Credit Rating [Member] | Additional Margin Upon Default [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate	2.00%
Tranche A Commitment [Member] | Base Rate [Member] | Low Credit Rating [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate	0.25%
Credit agreement - commitment fee percentage	0.125%
Tranche A Commitment [Member] | Base Rate [Member] | Low Credit Rating [Member] | Additional Margin Upon Default [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate	2.00%
Tranche A Commitment [Member] | Eurodollar Rate Advance [Member] | High Credit Rating [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate	1.00%
Credit agreement - commitment fee percentage	0.09%
Tranche A Commitment [Member] | Eurodollar Rate Advance [Member] | High Credit Rating [Member] | Additional Margin Upon Default [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate	2.00%
Tranche A Commitment [Member] | Eurodollar Rate Advance [Member] | Moderate Credit Rating [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate	1.125%
Credit agreement - commitment fee percentage	0.10%
Tranche A Commitment [Member] | Eurodollar Rate Advance [Member] | Moderate Credit Rating [Member] | Additional Margin Upon Default [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate	2.00%
Tranche A Commitment [Member] | Eurodollar Rate Advance [Member] | Low Credit Rating [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate	1.25%
Credit agreement - commitment fee percentage	0.125%
Tranche A Commitment [Member] | Eurodollar Rate Advance [Member] | Low Credit Rating [Member] | Additional Margin Upon Default [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate	2.00%
Tranche B Commitment [Member]
Debt Instrument [Line Items]
Face amount or capacity of debt (in millions)		$ 750
Credit agreement - initiation date		Sep. 29, 2017
Debt Instrument, Maturity Date Range, End				Jan. 31, 2018
Credit agreement - advances outstanding				$ 0
Ratio of net debt to EBITDA covenant				3.5 to 1
Credit agreement - base rate				• at a variable annual rate equal to (1) the highest of: (a) the base rate of Scotiabank, (b) 0.50% per annum above the federal funds rate, and (c) the ICE Benchmark Administration Limited Settlement Rate applicable to U.S. dollars for a period of one month plus 1.00% per annum, plus (2) an applicable margin (as set forth in the Nova Scotia Credit Agreement); or • at a rate equal to: (i) LIBOR for a period of three or six months, as applicable, plus (ii) an applicable margin (as set forth in the Nova Scotia Credit Agreement).
Tranche B Commitment [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Face amount or capacity of debt (in millions)	$ 8,087
Credit agreement - initiation date	Nov. 15, 2016
Credit Agreement - Amendment Date	Feb. 02, 2018
Credit agreement - maturity date	Dec. 31, 2018
Credit agreement - advances outstanding	$ 0
Ratio of net debt to EBITDA covenant	3.5 to 1
Credit agreement - base rate	• at a variable annual rate equal to: (1) the highest of (a) the prime rate of JPMorgan Chase Bank, N.A., (b) 0.5% per annum above the federal funds rate, and (c) the LIBOR rate applicable to dollars for a period of one month plus 1.00%, plus (2) an applicable margin, as set forth in the Term Loan (the “Applicable Margin for Base Advances (Term Loan)”); or • at a rate equal to: (i) LIBOR (adjusted upwards to reflect any bank reserve costs) for a period of one, two, three or six months, as applicable, plus (ii) an applicable margin, as set forth in the Term Loan (the “Applicable Margin for Eurodollar Rate Advances (Term Loan)”).
Credit agreement - term description	Amounts borrowed under Tranche B will be subject to amortization commencing two years and nine months after the date on which such advances are made, with 25% of the aggregate principal amount thereof being payable prior to the date that is four years and six months after the date on which such advances are made, and all remaining principal amount due and payable on the date that is four years and six months after the date on which such advances are made.
Tranche B Commitment [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Credit agreement - commitment fee percentage				0.07%
Tranche B Commitment [Member] | Base Rate [Member] | Additional Margin Upon Default [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate				2.00%
Tranche B Commitment [Member] | Base Rate [Member] | High Credit Rating [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate	0.125%
Credit agreement - commitment fee percentage	0.09%
Tranche B Commitment [Member] | Base Rate [Member] | High Credit Rating [Member] | Additional Margin Upon Default [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate	2.00%
Tranche B Commitment [Member] | Base Rate [Member] | Moderate Credit Rating [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate	0.25%
Credit agreement - commitment fee percentage	0.10%
Tranche B Commitment [Member] | Base Rate [Member] | Moderate Credit Rating [Member] | Additional Margin Upon Default [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate	2.00%
Tranche B Commitment [Member] | Base Rate [Member] | Low Credit Rating [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate	0.375%
Credit agreement - commitment fee percentage	0.125%
Tranche B Commitment [Member] | Base Rate [Member] | Low Credit Rating [Member] | Additional Margin Upon Default [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate	2.00%
Tranche B Commitment [Member] | Eurodollar Rate Advance [Member] | High Credit Rating [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate	1.125%
Credit agreement - commitment fee percentage	0.09%
Tranche B Commitment [Member] | Eurodollar Rate Advance [Member] | High Credit Rating [Member] | Additional Margin Upon Default [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate	2.00%
Tranche B Commitment [Member] | Eurodollar Rate Advance [Member] | Moderate Credit Rating [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate	1.25%
Credit agreement - commitment fee percentage	0.10%
Tranche B Commitment [Member] | Eurodollar Rate Advance [Member] | Moderate Credit Rating [Member] | Additional Margin Upon Default [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate	2.00%
Tranche B Commitment [Member] | Eurodollar Rate Advance [Member] | Low Credit Rating [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate	1.375%
Credit agreement - commitment fee percentage	0.125%
Tranche B Commitment [Member] | Eurodollar Rate Advance [Member] | Low Credit Rating [Member] | Additional Margin Upon Default [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate	2.00%